Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	125 Months Ended
		Jul. 18, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [10]
EMERALD BANKING & FINANCE EVOLUTION FUND | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
EMERALD BANKING & FINANCE EVOLUTION FUND | Russell 2000 Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.54%	7.40%	7.82%
EMERALD BANKING & FINANCE EVOLUTION FUND | Russell 2000 Financial Services Index TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.55%	7.02%	8.01%
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.88%	(2.52%)	3.50%
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		10.14%	(3.32%)	2.50%
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.63%	(1.99%)	2.69%
EMERALD BANKING & FINANCE EVOLUTION FUND | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.63%	(2.21%)	3.33%
EMERALD BANKING & FINANCE EVOLUTION FUND | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.76%	(1.23%)	4.36%
EMERALD BANKING & FINANCE EVOLUTION FUND | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.28%	(1.61%)	3.99%
EMERALD GROWTH FUND | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		23.81%	13.86%	12.55%
EMERALD GROWTH FUND | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		15.15%	6.86%	8.09%
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[7]		13.45%	7.79%	8.90%
Performance Inception Date		Oct. 01, 1992
EMERALD GROWTH FUND | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		9.34%	4.89%	7.05%
EMERALD GROWTH FUND | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.82%	5.65%	6.89%
EMERALD GROWTH FUND | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[7]		17.42%	8.14%	8.73%
Performance Inception Date	[7]	Jul. 01, 2000
EMERALD GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[7]		19.41%	9.17%	9.76%
Performance Inception Date	[7]	Oct. 21, 2008
EMERALD GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[7]		19.03%	8.79%	9.38%
Performance Inception Date	[7]	May 02, 2011
Emerald Insights Fund | Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%	13.86%	12.55%	12.81%
Emerald Insights Fund | Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[11]		32.46%	18.25%	16.22%	16.43%
Emerald Insights Fund | Class A [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		19.42%	16.39%	12.81%	12.49%
Emerald Insights Fund | Class A [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		19.24%	14.39%	11.23%	10.98%
Emerald Insights Fund | Class A [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		11.63%	12.47%	9.99%	9.77%
Emerald Insights Fund | Class C [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		23.76%	16.81%	12.64%	12.29%
Emerald Insights Fund | Investor Class [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.14%	17.46%	13.30%	12.94%
Emerald Insights Fund | Institutional Class [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.60%	17.87%	13.69%	13.33%

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[4]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant to investors who hold Fund shares in tax- qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
[5]	Broad-based securities market index.
[6]	Additional index.
[7]	After-tax returns are only shown for Class A Shares of the Predecessor Fund. After-tax returns for Class C, Institutional Class, and Investor Class Shares will vary from those shown for Class A Shares due to varying expenses among the Classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[8]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or individual retirement accounts).
[9]	Broad-based securities market index.
[10]	Cumulative since inception total returns were 12.49%, 13.31% and 11.96% for the Emerald Insights Fund the S&P 500® Index and the Dow Jones Industrial Average™ Index, respectively, for the period August 1, 2014 (inception date of the Acquired Fund) to December 31, 2024.
[11]	Additional index.
[12]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[13]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).